ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND DESCRIPTION OF BUSINESS
Schedule of wholly-owned subsidiaries of the company

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
MDJM UK	October 28, 2020	England and Wales	100%
Mansions	June 15, 2021	England and Wales	100%
Fernie Castile Culture Limited	August 22, 2023	England and Wales	100%
MD Japan	January 14, 2022	Japan	100%
MD German	February 16, 2022	Germany	100%
Mingda Beijing (WFOE)	March 9, 2018	PRC	100%
Mingda Tianjin (VIE)	September 25, 2002	PRC	VIE